Fair Value Measurements (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 42,861	$ 35,892
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	36,522	29,405
Common Stock of Northfield Bancorp, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,223	3,520
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,803	1,576
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,548	34,501
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	36,522	29,405
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock of Northfield Bancorp, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,223	3,520
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,803	1,576
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	41,548	34,501
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	36,522	29,405
Level 1 | Common Stock of Northfield Bancorp, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,223	3,520
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,803	1,576
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common Stock of Northfield Bancorp, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common Stock of Northfield Bancorp, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Investments measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,313	$ 1,391